Calvert Global Energy Solutions Fund

Calvert Global Water Fund

Supplement to Statement of Additional Information (“SAI”) dated February 1, 2024

The following changes are effective July 1, 2024:

1.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jennifer Mihara(1)
Registered Investment Companies(2)	0	$0	0	$ 0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	96,675	$275,665.4	0	$ 0
Thomas C. Seto
Registered Investment Companies(2)	66	$33,317.8(3)	0	$ 0
Other Pooled Investment Vehicles	7	$949.4	0	$ 0
Other Accounts	85,228	$ 202,792.0(4)	0	$ 0
Gordon Wotherspoon(1)
Registered Investment Companies(2)	0	$0	0	$ 0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	96,675	$275,665.4	0	$ 0
(1)	As of April 30, 2024.
(2)	Includes the Funds, as applicable.
(3)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(4)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2023 and in the Calvert family of funds as of December 31, 2023.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Jennifer Mihara(1)	None	None
Thomas Seto	None	None
Gordon Wotherspoon(1)	None	None

(1)       As of April 30, 2024.

June 28, 2024